ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES (Details) (USD $)	Dec. 31, 2014	Dec. 31, 2013
ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES [Abstract]
Accrued payroll and welfare	$ 3,121,361	$ 4,418,668
Customer deposits	5,693,664	6,592,490
Accrued penalty for the early termination of exclusive agency agreement (Note 19(d))	10,386,179
Accrued expenses	8,381,767	6,730,076
Other current liabilities	4,565,222	2,274,887
Accrued expenses and other current liabilities	$ 32,148,193	$ 20,016,121